SUPPLEMENTARY PENSION PLANS (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Supplementary Pension Plans
Nominal discount rate	3.50% - 10.09% p.a.	3.50% - 9.72% p.a.
Nominal rate of future salary increases	3.50% p.a.	3.50% p.a.
Nominal growth rate of social security benefits and plans	3.50% p.a.	3.50% p.a.
Initial rate of growth of medical costs	7.54% - 7.64% p.a.	7.64% - 7.85% p.a.
Inflation rate	3.50% p.a.	3.50% p.a.
Biometric table of overall mortality	AT 2000 and BR-EMS	AT 2000 and BR-SEM
Biometric table of entering disability	Per plan	Per plan
Expected turnover rate
Probability of entering retirement	100% in the 1ª eligibility to a benefit by the plan	100% in the 1ª eligibility to a benefit by the plan